Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

($ millions)	Maturity Date	2022	2021
ITC
Secured U.S. First Mortgage Bonds -
4.22% weighted average fixed rate (2021 - 4.31%)	2024-2055	3,344	2,736
Secured U.S. Senior Notes -
3.83% weighted average fixed rate (2021 - 3.90%)	2040-2055	1,186	1,011
Unsecured U.S. Senior Notes -
3.98% weighted average fixed rate (2021 - 3.61%)	2023-2043	4,541	4,108
Unsecured U.S. Shareholder Note -
6.00% fixed rate (2021 - 6.00%)	2028	270	252
UNS Energy
Unsecured U.S. Tax-Exempt Bond - 4.00% weighted
average fixed rate (2021 - 4.34%)	2029	123	359
Unsecured U.S. Fixed Rate Notes -
3.58% weighted average fixed rate (2021 - 3.62%)	2023-2052	3,450	2,780
Central Hudson
Unsecured U.S. Promissory Notes - 4.14% weighted
average fixed and variable rate (2021 - 3.83%)	2024-2060	1,526	1,177
FortisBC Energy
Unsecured Debentures -
4.61% weighted average fixed rate (2021 - 4.61%)	2026-2052	3,295	3,145
FortisAlberta
Unsecured Debentures -
4.49% weighted average fixed rate (2021 - 4.49%)	2024-2052	2,485	2,360
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2021 - 8.80%)	2023	25	25
Unsecured Debentures -
4.70% weighted average fixed rate (2021 - 4.77%)	2035-2052	860	760
Other Electric
Secured First Mortgage Sinking Fund Bonds -
5.26% weighted average fixed rate (2021 - 5.61%)	2026-2060	666	627
Secured First Mortgage Bonds -
5.31% weighted average fixed rate (2021 - 5.31%)	2025-2061	260	260
Unsecured Senior Notes -
4.45% weighted average fixed rate (2021 - 4.45%)	2041-2048	152	152
Unsecured U.S. Senior Loan Notes and Bonds -
4.71% weighted average fixed and variable rate (2021 - 4.36%)	2023-2052	745	609
Corporate and Other
Unsecured U.S. Senior Notes and Promissory Notes -
3.82% weighted average fixed rate (2021 - 3.82%)	2023-2044	2,691	2,509
Unsecured Debentures -
6.51% fixed rate (2021 - 6.51%)	2039	200	200
Unsecured Senior Notes -
3.31% weighted average fixed rate (2021 - 2.52%)	2028-2029	1,000	1,000

Long-term classification of credit facility borrowings		1,657	1,305
Fair value adjustment - ITC acquisition		102	107
Total long-term debt (Note 25)		28,578	25,482
Less: Deferred financing costs and debt discounts		(166)	(147)
Less: Current installments of long-term debt		(2,481)	(1,628)
		25,931	23,707
Most long-term debt at the Corporation's regulated utilities is redeemable at the option of the respective utility at the greater of par or a specified price, together with accrued and unpaid interest. Security, if provided, is typically through a fixed or floating first charge on specific assets of the utility.

The Corporation's unsecured debentures and senior notes are redeemable at the option of Fortis at the greater of par or a specified price together with accrued and unpaid interest.

Certain long-term debt agreements have covenants that provide that the Corporation shall not declare, pay or make any restricted payments, including special or extraordinary dividends, if immediately thereafter its consolidated debt to consolidated capitalization ratio would exceed 65%.

Long-Term Debt Issuances in 2022	Month Issued	Interest Rate (%)		Maturity	Amount ($ millions)		Use of Proceeds
ITC
Secured first mortgage bonds	January	2.93		2052	US	150	(1) (2) (3) (4)
Secured senior notes	May	3.05		2052	US	75	(1) (3) (4)
Unsecured senior notes	September	4.95	(5)	2027	US	600	(1) (4) (6)
Secured first mortgage bonds	October	3.87		2027	US	75	(2)
Secured first mortgage bonds	October	4.53		2052	US	75	(2)
UNS Energy
Unsecured senior notes	February	3.25		2032	US	325	(4) (6)
Central Hudson
Unsecured senior notes	January	2.37		2027	US	50	(4) (6)
Unsecured senior notes	January	2.59		2029	US	60	(4) (6)
Unsecured senior notes	September	5.07		2032	US	100	(1) (4)
Unsecured senior notes	September	5.42		2052	US	10	(1) (4)
FortisBC Energy
Unsecured debentures	November	4.67		2052	150		(2)
FortisAlberta
Senior unsecured debentures	May	4.62		2052	125		(1)
FortisBC Electric
Unsecured debentures	March	4.16		2052	100		(1)
Newfoundland Power
First mortgage sinking fund bonds	April	4.20		2052	75		(1) (4) (6)
Caribbean Utilities
Unsecured senior notes	November	5.88		2052	US	80	(1) (3)
Fortis
Unsecured senior notes	May	4.43	(7)	2029	500		(4) (8)
(1)    Repay short-term and/or credit facility borrowings
(2)    Fund or refinance, in part or in full, a portfolio of new and/or existing eligible green projects
(3)    Fund capital expenditures
(4)    General corporate purposes
(5)    ITC entered into interest rate swaps which reduced the effective interest rate to 3.54%. See Note 25 to the 2022 Annual Financial Statements
(6)    Repay maturing long-term debt
(7)    The Corporation entered into cross-currency interest rate swaps to effectively convert the debt into US$391 million with an interest rate of 4.34% (Note 25)
(8)    Fund the June 2022 redemption of the Corporation's $500 million, 2.85% senior unsecured notes due December 2023

Long-Term Debt Repayments
The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

($ millions)	Total
2023	2,481
2024	1,434
2025	518
2026	2,434
2027	1,977
Thereafter	19,734
28,578
In November 2022, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. As at December 31, 2022, $2.0 billion remained available under the short-form base shelf prospectus.

Credit Facilities

($ millions)	Regulated Utilities	Corporate and Other	2022	2021
Total credit facilities	3,795	2,055	5,850	4,846
Credit facilities utilized:
Short-term borrowings (1)	(253)	—	(253)	(247)
Long-term debt (including current portion) (2)	(922)	(735)	(1,657)	(1,305)
Letters of credit outstanding	(76)	(52)	(128)	(115)
Credit facilities unutilized	2,544	1,268	3,812	3,179
(1)    The weighted average interest rate was approximately 4.9% (2021 - 0.6%).
(2)    The weighted average interest rate was approximately 5.1% (2021 - 0.9%). The current portion was $1,376 million (2021 - $888 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.6 billion of the total credit facilities are committed facilities with maturities ranging from 2023 through 2027.

In 2022, Central Hudson increased its available credit facilities from US$230 million to US$320 million.

In May 2022, the Corporation amended its unsecured $1.3 billion revolving term committed credit facility agreement to extend the maturity to July 2027, and to establish a sustainability-linked loan structure based on the Corporation’s achievement of targets for diversity on the Board of Directors and Scope 1 greenhouse gas emissions for 2022 through 2025. Maximum potential annual margin pricing adjustments are +/- 5 basis points and +/- 1 basis point for drawn and undrawn funds, respectively.

Also in May 2022, the Corporation entered into an unsecured US$500 million non-revolving term credit facility. The facility has an initial one-year term and is repayable at any time without penalty.

Consolidated credit facilities of approximately $5.9 billion as at December 31, 2022 are itemized below.

($ millions)	Amount		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	900	2024
UNS Energy	US	375	2026
Central Hudson	US	250	2025
FortisBC Energy	700		2027
FortisAlberta	250		2027
FortisBC Electric	150		2027
Other Electric	255		(2)
Other Electric	US	83	2025
Corporate and Other	1,350		(3)
Other facilities
Regulated utilities
Central Hudson - uncommitted credit facility	US	70	n/a
FortisBC Energy - uncommitted credit facility	55		2024
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	60	2023
Corporate and Other
Unsecured non-revolving facility	US	500	2023
Unsecured non-revolving facility	27		n/a
(1)    ITC also has a US$400 million commercial paper program, under which US$134 million was outstanding as at December 31, 2022 (2021 - US$155 million), as reported in short-term borrowings.
(2)    $65 million in 2025, $90 million in 2025 and $100 million in 2027
(3)    $50 million in 2024 and $1.3 billion in 2027